Cover	Jul. 18, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 18, 2024
Entity Registrant Name	Forestar Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33662
Entity Tax Identification Number	26-1336998
Entity Address, Address Line One	2221 E. Lamar Blvd.
Entity Address, Address Line Two	Suite 790
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76006
City Area Code	817
Local Phone Number	769-1860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	FOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001406587
Amendment Flag	false